This is filed pursuant to Rule 497(e).
     File Nos.:  2-79807 and 811-03586



















































YIELDS
For current recorded yield information on the Funds, call toll-free: (800) 221-9513

The Funds are open-end management investment companies with investment objectives of safety, liquidity and maximum current income (in the case of Alliance Municipal Trust-General, exempt from Federal income taxes and, in the case of the New York, California, Connecticut, New Jersey, Virginia, Florida and Massachusetts Portfolios, exempt from Federal and state income taxes of the respective states) to the extent consistent with the first two objectives. Alliance Capital Reserves, Alliance Government Reserves, Alliance Treasury Reserves and the General Portfolio of Alliance Municipal Trust are diversified. The New York, California, Connecticut, New Jersey, Virginia, Florida and Massachusetts Portfolios of Alliance Municipal Trust are non-diversified, and are offered only to residents of each such respective state. This prospectus sets forth the information about each Fund that a prospective investor should know before investing. Please retain it for future reference.

AN INVESTMENT IN A FUND IS (I) NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT; (II) NOT A DEPOSIT OR OBLIGATION OF OR GUARANTEED OR ENDORSED BY, ANY BANK; AND (III) NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. THE PORTFOLIOS OF ALLIANCE MUNICIPAL TRUST, EXCEPT FOR THE GENERAL PORTFOLIO, MAY INVEST A SIGNIFICANT PORTION OF THEIR ASSETS IN THE SECURITIES OF A SINGLE ISSUER. ACCORDINGLY, AN INVESTMENT IN SUCH PORTFOLIOS MAY BE RISKIER THAN AN INVESTMENT IN OTHER TYPES OF MONEY MARKET FUNDS.

A "Statement of Additional Information" for each Fund dated October 31, 1997, which provides a further discussion of certain areas in this prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A free copy may be obtained by contacting your broker.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE

CONTENTS
EXPENSE INFORMATION                         2
FINANCIAL HIGHLIGHTS                        3
INVESTMENT OBJECTIVES AND POLICIES          8
PURCHASE AND REDEMPTION OF SHARES          13
ADDITIONAL INFORMATION                     14


DLJDIRECT

PROSPECTUS
OCTOBER 31, 1997

ALLIANCE CAPITAL RESERVES
ALLIANCE GOVERNMENT RESERVES
ALLIANCE TREASURY RESERVES
ALLIANCE MUNICIPAL TRUST:
GENERAL PORTFOLIO
NEW YORK PORTFOLIO
NEW JERSEY PORTFOLIO
CALIFORNIA PORTFOLIO
CONNECTICUT PORTFOLIO
VIRGINIA PORTFOLIO
FLORIDA PORTFOLIO
MASSACHUSETTS PORTFOLIO


DLJDIRECT INC.
ONE PERSHING PLAZA
JERSEY CITY, NEW JERSEY 07399

MEMBER SIPC. MEMBER NASD.




EXPENSE INFORMATION
_______________________________________________________________________________

SHAREHOLDER TRANSACTION EXPENSES
The Funds have no sales load on purchases or reinvested dividends, deferred sales load, redemption fee or exchange fee.


ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets, after expense reimbursement)

                         ACR     AGR     ATR    AMT-GEN  AMT-NY  AMT-CA  AMT-CT  AMT-NJ  AMT-VA  AMT-FL  AMT-MA
                        ------  ------  ------  -------  ------  ------  ------  ------  ------  ------  ------
  Management Fees         .46%    .48%    .50%     .50%    .50%    .50%    .50%    .50%    .50%    .50%    .50%
  12b-1 Fees              .25     .25     .25      .25     .25     .25     .25     .25     .25      .25    .25
  Other Expenses          .29     .27     .25      .25     .25     .25     .25     .25     .25      .25    .25
  Total Fund Operating
    Expenses             1.00%   1.00%   1.00%    1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%


EXAMPLE
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (cumulatively through the end of each time period):

                                      1 YEAR    3 YEARS   5 YEARS  10 YEARS
                                     --------  --------  --------  --------
ACR                                     $10       $32       $55      $122
AGR                                     $10       $32       $55      $122
ATR                                     $10       $32       $55      $122
AMT--General                            $10       $32       $55      $122
AMT--New York                           $10       $32       $55      $122
AMT--California                         $10       $32       $55      $122
AMT--Connecticut                        $10       $32       $55      $122
AMT--New Jersey                         $10       $32       $55      $122
AMT--Virginia                           $10       $32       $55      $122
AMT--Florida                            $10       $32       $55      $122
AMT--Massachusetts                      $10       $32


The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly. The expenses listed in the table for AMT-CT, AMT-NJ, AMT-VA and AMT-FL are net of the contractual reimbursement by the Adviser described in this prospectus. The expenses of such Portfolios, before expense reimbursements, would be: AMT-CT: Management Fee-.50%, 12b-1 Fees-.25%, Other Expenses-.31% and Total Operating Expenses-1.06%; AMT-NJ: Management Fee-.50%, 12b-1 Fees-.25%, Other Expenses-.31% and Total Operating Expenses-1.06%; AMT-VA: Management Fee-.50%, 12b-1 Fees-.25%, Other Expenses-.34% and Total Operating Expenses-1.09%; and AMT-FL: Management Fee-.50%, 12b-1 Fees-.25%, Other Expenses-.34% and Total Operating Expenses-1.09%. For AMT-MA, "Other Expenses" are based on estimated amounts for the current fiscal year. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


2


FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
_______________________________________________________________________________

The following tables have been audited by McGladrey & Pullen LLP, each of the Fund's independent auditors, whose unqualified report thereon appears in each Statement of Additional Information. This information should be read in conjunction with the financial statements and notes thereto included in each Fund's Statement of Additional Information.


ALLIANCE CAPITAL RESERVES

                                                              YEAR ENDED JUNE 30,
                             -----------------------------------------------------------------------------------------
                              1997     1996     1995     1994     1993     1992     1991     1990     1989      1988
                             -------  -------  -------  -------  -------  -------  -------  -------  -------  --------
Net asset value,
  beginning of year          $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00    $ 1.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income         .0452    .0471    .0447    .0255    .0266    .0438    .0662    .0782    .0788    0.0625
Net realized gain on
  investments                    -0-      -0-      -0-      -0-   .0003    .0013       -0-      -0-      -0-       -0-
Net increase in net
  assets from operations      .0452    .0471    .0447    .0255    .0269    .0451    .0662    .0782    .0788    0.0625

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income          (.0452)  (.0471)  (.0447)  (.0255)  (.0266)  (.0438)  (.0662)  (.0782)  (.0788)  (0.0625)
Distributions from
  net realized gains             -0-      -0-      -0-      -0-  (.0003)  (.0013)      -0-      -0-      -0-       -0-
Total dividends and
  distributions              (.0452)  (.0471)  (.0447)  (.0255)  (.0269)  (.0451)  (.0662)  (.0782)  (.0788)  (0.0625)
Net asset value,
  end of year                $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00    $ 1.00

TOTAL RETURNS
Total investment return
  based on:
  Net asset value(a)           4.63     4.82%    4.57%    2.58%    2.73%    4.61%    6.84%    8.14%    8.20%     6.45%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of
  year (in millions)         $5,733   $4,804   $3,024   $2,417   $2,112   $1,947   $1,937   $1,891   $1,536    $1,392
Ratio to average net
  assets of:
  Expenses, net of
    waivers and
    reimbursements             1.00%    1.00%    1.00%    1.00%    1.00%    1.00%     .97%     .88%     .95%      .95%
  Expenses, before
    waivers and
    reimbursements             1.00%    1.00%    1.03%    1.03%    1.00%    1.00%     .97%     .98%    1.05%     1.05%
  Net investment income(b)     4.53%    4.69%    4.51%    2.57%    2.65%    4.37%    6.62%    7.82%    7.87%     6.26%

(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(b)  Net of expenses reimbursed or waived by the Adviser.


ALLIANCE GOVERNMENT RESERVES

                                                              YEAR ENDED JUNE 30,
                             ----------------------------------------------------------------------------------------
                              1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
                             -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net asset value,
  beginning of year          $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00    $ 1.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income         .0443    .0461    .0439    .0244    .0256    .0421    .0640    .0765    .0774    0.0612
Net realized gain on
  investments                    -0-      -0-      -0-      -0-   .0001       -0-      -0-   .0001       -0-       -0-
Net increase in net
  assets from operations     (.0443)   .0461    .0439    .0244    .0257    .0421    .0640    .0766    .0774    0.0612

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income          (.0443)  (.0461)  (.0439)  (.0244)  (.0256)  (.0421)  (.0640)  (.0765)  (.0774)  (0.0612)
Distributions from net
  realized gains                 -0-      -0-      -0-      -0-  (.0001)      -0-      -0-  (.0001)      -0-       -0-
Total dividends and
  distributions              (.0443)  (.0461)  (.0439)  (.0244)  (.0257)  (.0421)  (.0640)  (.0766)  (.0774)  (0.0612)
Net asset value,
  end of year                $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00    $ 1.00

TOTAL RETURNS
Total investment return
  based on:
  Net asset value(a)           4.53%    4.72%    4.48%    2.48%    2.60%    4.30%    6.61%    7.96%    8.04%     6.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of
  year (in millions)         $3,762   $3,205   $2,514   $2,061   $1,783   $1,572   $1,070     $584     $522      $315
Ratio to average
  net assets of:
  Expenses, net of
    waivers and
    reimbursements             1.00%    1.00%    1.00%    1.00%    1.00%     .95%     .89%     .88%     .88%      .80%
  Expenses, before
    waivers and
    reimbursements             1.00%    1.01%    1.05%    1.04%    1.02%     .97%     .93%     .98%     .98%      .90%
  Net investment income(b)     4.44%    4.60%    4.42%    2.46%    2.55%    4.17%    6.28%    7.65%    7.86%     6.13%

(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(b)  Net of expenses reimbursed or waived by the Adviser.


3


ALLIANCE TREASURY RESERVES
                                                                   SEPT. 1,
                                       YEAR      YEAR      YEAR      1993(A)
                                       ENDED     ENDED     ENDED   THROUGH
                                      JUNE 30,  JUNE 30,  JUNE 30,  JUNE 30,
                                       1997      1996      1995      1994
                                     --------  --------  --------  -----------
Net asset value, beginning
  of period                           $ 1.00    $ 1.00    $ 1.00    $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                  .0443     .0466     .0460     0.260

LESS: DIVIDENDS
Dividends from net investment
  income                              (.0443)   (.0466)   (.0460)   (.0260)
Net asset value, end of period        $ 1.00    $ 1.00    $ 1.00    $ 1.00

TOTAL RETURNS
Total investment return based on:
  net asset value(b)                    4.53%     4.77%     4.71%     3.18%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (in thousands)                    $704,084  $700,558  $493,702   $80,720
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                       .85%      .81%      .69%      .28%(c)
  Expenses, before waivers and
    reimbursements                      1.00%     1.05%     1.05%     1.28%(c)
  Net investment income(d)              4.43%     4.64%     4.86%     3.24%(c)


(a)  Commencement of operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)  Annualized.

(d)  Net of expenses reimbursed or waived by the Adviser.


ALLIANCE MUNICIPAL TRUST

                                                                      GENERAL PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                                                                                                       SIX MONTHS     YEAR ENDED
                                                       YEAR ENDED JUNE 30,                               ENDED          DEC. 31,
                             -------------------------------------------------------------------------   JUNE 30,   ----------------
                               1997     1996     1995        1994     1993     1992     1991     1990      1989        1988     1987
                             -------  -------  ----------  -------  -------  -------  -------  -------  ----------  -------  -------
Net asset value,
  beginning of period        $ 1.00   $ 1.00   $ 1.00      $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00      $ 1.00   $ 1.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income          .028     .029     .028        .018     .020     .034     .046     .055     .030        .047     .041
Net realized and
  unrealized loss on
  investments                    -0-      -0-   (.003)         -0-      -0-      -0-      -0-      -0-      -0-         -0-      -0-
Net increase in net asset
  value from operations        .028     .029     .025        .018     .020     .034     .046     .055     .030        .047     .041

ADD: CAPITAL CONTRIBUTIONS
Capital Contributed by
  the Adviser                    -0-      -0-    .003          -0-      -0-      -0-      -0-      -0-      -0-         -0-      -0-

LESS: DIVIDENDS
Dividends from net
  investment income           (.028)   (.029)   (.028)      (.018)   (.020)   (.034)   (.046)   (.055)   (.030)     (.047)    (.041)
Net asset value,
  end of period              $ 1.00   $ 1.00   $ 1.00      $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00      $ 1.00   $ 1.00

TOTAL RETURNS
Total investment return
  based on net asset
  value (a)                    2.81%   2..93%    2.83%(c)    1.81%    2.05%    3.48%    4.71%    5.65%    6.13%(b)    4.81%    4.18%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                $980   $1,148   $1,189      $1,134   $1,016     $914     $883     $798     $695        $633     $690
Ratio to average net
  assets of:
  Expenses, net of waivers
    and reimbursements          .94%     .95%     .94%        .92%     .92%     .92%     .89%     .83%     .84%(b)     .83%     .80%
  Expenses, before waivers
    and reimbursements          .94%     .95%     .95%        .94%     .94%     .95%     .95%     .93%     .94%(b)     .93%     .90%
  Net investment income(d)     2.76%    2.90%    2.78%       1.80%    2.02%    3.40%    4.57%    5.50%    5.96%(b)    4.69%    4.08%

(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(b)  Annualized.

(c)  The capital contribution by the Adviser had no effect on total return.

(d)  Net of expenses reimbursed or waived by the Adviser.


4


                                                                       NEW YORK PORTFOLIO
                         -----------------------------------------------------------------------------------------------------------
                                                                                                              SIX MONTHS     YEAR
                                                           YEAR ENDED JUNE 30,                                   ENDED       ENDED
                         ------------------------------------------------------------------------------------   JUNE 30,    DEC. 31,
                            1997       1996       1995       1994       1993       1992      1991      1990       1989        1988
                         ---------  ---------  ---------  ---------  ---------  ---------  --------  --------  -----------  --------
Net asset value,
  beginning of period      $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00       $ 1.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income        .027       .028       .028       .018       .019       .034      .042      .051      .027         .041

LESS: DIVIDENDS
Dividends from net
  investment income         (.027)     (.028)     (.028)     (.018)     (.019)     (.034)    (.042)    (.051)    (.027)       (.041)
Net asset value,
  end of period            $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00       $ 1.00

TOTAL RETURNS
Total investment return
  based on net asset
  value (a)                  2.77%      2.87%      2.84%      1.77%      1.94%      3.47%     4.32%     5.26%     5.61%(b)     4.14%

RATIOS/SUPPLEMENTAL DATA
Net assets, end
  or period
  (000's omitted)        $355,461   $330,984   $177,254   $162,839   $100,529   $100,476   $71,748   $62,536   $41,910      $41,335
Ratio to average net
  assets of:
  Expenses, net of
    waivers and
    reimbursements            .85%       .85%       .85%       .84%       .80%       .80%      .80%      .80%      .85%(b)     1.00%
  Expenses, before
    waivers and
    reimbursements           1.04%      1.03%      1.03%      1.08%      1.06%      1.12%     1.15%     1.18%     1.35%(b)     1.33%
  Net investment
    income (c)               2.73%      2.82%      2.81%      1.77%      1.91%      3.35%     4.20%     5.13%     5.45%(b)     4.03%

(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(b)  Annualized.

(c)  Net of expenses reimbursed or waived by the Adviser.


                                                                      CALIFORNIA PORTFOLIO
                           ---------------------------------------------------------------------------------------------------------
                                                                                                                SIX        JUNE 2,
                                                                                                              MONTHS       1988(A)
                                                         YEAR ENDED JUNE 30,                                  ENDED       THROUGH
                           -------------------------------------------------------------------------------   JUNE 30,     DEC. 31,
                             1997       1996      1995      1994      1993      1992      1991      1990       1989         1988
                           --------- --------- --------- --------- --------- --------- --------- --------- ------------ ------------
Net asset value,
  beginning of period        $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00       $ 1.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income          .027      .029      .027      .018      .020      .032      .043      .050      .029         .030

LESS: DIVIDENDS
Dividends from net
  investment income           (.027)    (.029)    (.027)    (.018)    (.020)    (.032)    (.043)    (.050)    (.029)       (.030)
Net asset value,
  end of period              $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00       $ 1.00

TOTAL RETURNS
Total investment return
  based on net asset
  value (b)                    2.76%     2.91%     2.78%     1.83%     2.05%     3.26%     4.43%     5.17%     6.02%(c)     5.20%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of
  period (000's
  omitted)                 $357,148  $297,862  $236,479  $219,673  $156,200  $121,317  $111,957  $104,097  $242,124     $103,390
Ratio to average net
  assets of:
  Expenses, net of
    waivers and
    reimbursements              .93%      .93%      .93%      .93%      .93%      .95%     1.00%      .99%      .92%(c)      .89%(c)
  Expenses, before
    waivers and
    reimbursements              .96%      .94%     1.01%     1.02%     1.02%     1.05%     1.10%     1.09%     1.02%(c)     1.10%(c)
  Net investment
    income (d)                 2.73%     2.86%     2.75%     1.82%     2.01%     3.18%     4.32%     5.03%     5.90%(c)     5.21%(c)


(a)  Commencement of operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend and distributions at net asset value during the period, and redemption on the last day of the period.

(c)  Annualized.

(d)  Net of expenses reimbursed or waived by the Adviser.


5


                                                                  CONNECTICUT PORTFOLIO
                                     ----------------------------------------------------------------------------------
                                                                                                             JAN. 5,
                                                                                                             1990(A)
                                                             YEAR ENDED JUNE 30,                             THROUGH
                                     ---------------------------------------------------------------------   JUNE 30,
                                         1997      1996      1995      1994      1993      1992      1991      1990
                                     ---------  --------  --------  --------  --------  --------  --------  -----------
Net asset value, beginning of
  period                               $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                    .027      .028      .028      .017      .020      .033      .045      .026

LESS: DIVIDENDS
Dividends front net investment
  income                                (.027)    (.028)    (.028)    (.017)    (.020)    (.033)    (.045)    (.026)
Net asset value end of period          $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00

TOTAL RETURNS
Total investment return based on
  net asset value (b)                    2.76%     2.88%     2.78%     1.71%     2.00%     3.35%     4.57%     5.53%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                    $102,612   $95,812   $75,991   $57,314   $56,224   $54,751   $48,482   $27,945
Ratio to net assets of:
  Expenses, net of waivers and
    reimbursements                        .80%      .80%      .80%      .77%      .70%      .58%      .44%      .19%(c)
  Expenses, before waivers and
    reimbursements                       1.10%     1.15%     1.21%     1.21%     1.16%     1.22%     1.16%     1.10%(c)
  Net investment income (d)              2.72%     2.84%     2.77%     1.69%     1.97%     3.28%     4.39%     5.39%(c)

(a)  Commencement of operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)  Annualized.

(d)  Net of expenses reimbursed or waived by the Adviser.


                                               NEW JERSEY PORTFOLIO
                                     -----------------------------------------
                                                                    FEB. 7,
                                                                    1994 (A)
                                           YEAR ENDED JUNE 30,      THROUGH
                                     ----------------------------   JUNE 30,
                                        1997      1996      1995      1994
                                     --------  --------  --------  -----------
Net asset value,
  beginning of period                 $ 1.00    $ 1.00    $ 1.00    $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                   .027      .028      .029      .008

LESS: DIVIDENDS
Dividends from net
  investment income                    (.027)    (.028)    (.029)    (.008)
Net asset value, end of period        $ 1.00    $ 1.00    $ 1.00    $ 1.00

TOTAL RETURNS
Total investment return based on
  net asset value (b)                   2.72%     2.89%     2.93%     2.08%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                   $123,579   $98,098   $74,133   $36,909
Ratio to average net assets of:
  Expenses, net of waivers
    and reimbursements                   .85%      .82%      .74%      .70%(c)
  Expenses, before waivers
    and reimbursements                  1.12%     1.19%     1.29%     1.93%(c)
  Net investment income (d)             2.68%     2.84%     2.98%     2.07%(c)


(a)  Commencement of operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)  Annualized.

(d)  Net of expenses reimbursed or waived by the Adviser.


6


                                 VIRGINIA PORTFOLIO         FLORIDA PORTFOLIO
                             -------------------------    ---------------------
                                               OCT. 25,              JULY 28,
                                YEAR ENDED     1994(A)      YEAR     1995(A)
                                 JUNE 30,      THROUGH     ENDED     THROUGH
                            ----------------   JUNE 30,   JUNE 30,   JUNE 30,
                              1997     1996      1995       1997       1996
                            -------  -------  ----------  --------  -----------
Net asset value,
  beginning of period       $ 1.00   $ 1.00   $ 1.00       $ 1.00    $ 1.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income         .028     .029     .023         .030      .030

LESS: DIVIDENDS
Dividends from net
  investment income          (.028)   (.029)   (.023)       (.030)    (.030)
Net asset value.
  end of period             $ 1.00   $ 1.00   $ 1.00       $ 1.00    $ 1.00

TOTAL RETURNS
Total investment return
  based on net asset
  value (b)                   2.83%    2.97%    3.48%(c)     3.03%     3.32%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of
  period (000's omitted)   $78,775  $89,557  $66,921      $89,149   $91,179
Ratio to average net
  assets of:
  Expenses, net of
    waivers and
    reimbursements             .80%     .78%     .44%(c)      .65%      .58%(c)
  Expenses, before
    waivers and
    reimbursements            1.15%    1.15%    1.30%(c)     1.10%     1.24%(c)
  Net investment income(d)    2.78%    2.91%    3.48%(c)     2.97%     3.12%(c)


(a)  Commencement of operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)  Annualized.

(d)  Net of expenses reimbursed or waived by the Adviser.


                                                       MASSACHUSETTS PORTFOLIO
                                                      -------------------------
                                                           APRIL 17, 1997(A)
                                                               THROUGH
                                                             JUNE 30, 1997
                                                      -------------------------
Net asset value, beginning of period                            $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                             .007

LESS: DIVIDENDS
Dividends from net investment income                             (.007)
Net asset value, end of period                                  $ 1.00

TOTAL RETURNS
Total investment return based on net asset value (b)(c)           3.53%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                      $15,046
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements(c)                   .50%
  Expenses, before waivers and reimbursements (c)                 2.99%
  Net investment income (c)(d)                                    3.47%


(a)  Commencement of operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)  Annualized.

(d)  Net of expenses reimbursed or waived by the Adviser.


From time to time each Fund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the investment. To calculate "effective yield," which will be higher than the "yield" because of compounding, the dividends paid are assumed to be reinvested. For ACR dividends for the seven days ended June 30, 1997 amounted to an annualized yield of 4.72%, equivalent to an effective yield of 4.83%. For AGR dividends for the seven days ended June 30, 1997 amounted to an annualized yield of 4.62%, equivalent to an effective yield of 4.73%. For ATR dividends for the


7


seven days ended June 30, 1997, after expense reimbursement, amounted to an annualized yield of 4.60%, equivalent to an effective yield of 4.69%. Absent such reimbursement, the annualized yield for such period would have been 4.45%, equivalent to an effective yield of 4.54%. Dividends for the General Portfolio for the seven days ended June 30, 1997, after expense reimbursement, amounted to an annualized yield of 3.20%, equivalent to an effective yield of 3.25%. Dividends for the New York Portfolio for the seven days ended June 30, 1997, after expense reimbursement, amounted to an annualized yield of 3.19%, equivalent to an effective yield of 3.24%. Absent expense reimbursement, the annualized yield for this period would have been 3.00%, equivalent to an effective yield of 3.05%. Dividends for the California Portfolio for the seven days ended June 30, 1997, after expense reimbursement, amounted to an annualized yield of 3.08%, equivalent to an effective yield of 3.13%. Absent expense reimbursement, the annualized yield for this period would have been 3.05%, equivalent to an effective yield of 3.10%. Dividends for the Connecticut Portfolio for the seven days ended June 30, 1997, after expense reimbursement, amounted to an annualized yield of 3.05%, equivalent to an effective yield of 3.10%. Absent expense reimbursement, the annualized yield for this period would have been 2.75%, equivalent to an effective yield of 2.80%. Dividends for the New Jersey Portfolio for the seven days ended June 30, 1997, after expense reimbursement, amounted to an annualized yield of 3.14%, equivalent to an effective yield of 3.19%. Absent expense reimbursement, the annualized yield for this period would have been 2.87%, equivalent to an effective yield of 2.92%. Dividends for the Virginia Portfolio for the seven days ended June 30, 1997, after expense reimbursement, amounted to an annualized yield of 3.41%, equivalent to an effective yield of 3.47%. Absent expense reimbursement, the annualized yield for this period would have been 3.06%, equivalent to an effective yield of 3.12%. Dividends for the Florida Portfolio for the seven days ended June 30, 1997, after expense reimbursement, amounted to an annualized yield of 3.41%, equivalent to an effective yield of 3.47%. Absent expense reimbursement, the annualized yield for this period would have been 2.96%, equivalent to an effective yield of 3.02%. Dividends for the Massachusetts Portfolio for the seven days ended June 30, 1997, after expense reimbursement, amounted to an annualized yield of 3.71%, equivalent to an effective yield of 3.78%. Absent expense reimbursement, the annualized yield for this period would have been 1.22%, equivalent to an effective yield of 1.29%.


INVESTMENT OBJECTIVES AND POLICIES
_______________________________________________________________________________

The investment objectives of each of the Funds are-in the following order of priority-safety of principal, excellent liquidity and, to the extent consistent with the first two objectives, maximum current income that is, in the case of each Portfolio of Alliance Municipal Trust, exempt from income taxation to the extent described below. As a matter of fundamental policy, each Fund, except for AMT-Florida and AMT-Massachusetts, pursues its objectives by maintaining a portfolio of high quality money market securities all of which at the time of investment have remaining maturities of one year (397 days with respect to ATR, AMT-New Jersey and AMT-Virginia) or less, which maturities may extend to 397 days. AMT-Florida and AMT-Massachusetts pursue their objectives by investing in high quality municipal securities having remaining maturities of 397 days or less (which maturities may extend to such greater length of time as may be permitted from time to time pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as amended). While the fundamental policies described above and the other fundamental investment policies described below may not be changed without shareholder approval, each Fund may, upon notice to shareholders, but without such approval, change non-fundamental investment policies or create additional classes of shares in order to establish portfolios which may have different investment objectives. There can be no assurance that any Fund's objectives will be achieved.

The Funds will comply with Rule 2a-7 of the 1940 Act as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule. The average maturity of each Fund's portfolio cannot exceed 90 days. A more detailed description of Rule 2a-7 is set forth in each Fund's Statement of Additional Information. To the extent that each Fund's limitations are more permissive than Rule 2a-7, each Fund will comply with the more restrictive provisions of the Rule.


8


ALLIANCE CAPITAL RESERVES
The money market securities in which Alliance Capital Reserves ("ACR") invests include: (1) marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities (collectively, the "U.S. Government"); (2) certificates of deposit, bankers' acceptances and interest-bearing savings deposits issued or guaranteed by banks or savings and loan associations having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation and certificates of deposit and bankers' acceptances denominated in U.S. dollars and issued by U.S. branches of foreign banks having total assets of at least $1 billion that are believed by the Adviser to be of quality equivalent to that of other such instruments in which ACR may invest; (3) commercial paper, including variable amount master demand notes, of prime quality [i.e., rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by companies having outstanding debt securities rated AAA or AA by Standard & Poor's, or Aaa or Aa by Moody's] and participation interests in loans extended by banks to such companies; and (4) repurchase agreements that are collateralized in full each day by liquid securities of the types listed above. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust Company, ACR's Custodian, and would create a loss to ACR if, in the event of a dealer default, the proceeds from the sale of the collateral were less than the repurchase price. ACR may also invest in certificates of deposit issued by, and time deposits maintained at, foreign branches of domestic banks described in
(2) above and prime quality dollar-denominated commercial paper issued by foreign companies meeting the criteria specified in (3) above. The money market securities in which ACR invests may have variable or floating rates of interest ("variable rate obligations") as permitted by Rule 2a-7 under the 1940 Act. Variable rate obligations have interest rates which are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the interest rate of the variable rate obligation is tied. Some variable rate obligations allow the holder to demand payment of principal at anytime, or at specified intervals. ACR follows Rule 2a-7 with respect to the diversification, quality, and maturity of variable rate obligations.

ACR may purchase restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Trustees of ACR, including securities eligible for resale under Rule 144A under the Securities Act of 1933 (the "Securities Act") and commercial paper issued in reliance upon the exemption from registration in Section 4(2) of the Securities Act. Restricted securities are securities subject to contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act.

ACR may also invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with ACR's investment objectives. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale (other than those restricted securities determined to be liquid as described above) and repurchase agreements not terminable within seven days. As to these securities, ACR is subject to a risk that should ACR desire to sell them when a ready buyer is not available at a price ACR deems representative of their value, the value of ACR's net assets could be adversely affected.

ACR may invest in asset-backed securities that meet its existing diversification, quality and maturity criteria. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities may have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. It is ACR's current intention to limit its investment in such securities to not more than 5% of its net assets.

OTHER FUNDAMENTAL INVESTMENT POLICIES
To maintain portfolio diversification and reduce investment risk, ACR may not:
(1) invest more than 25% of its assets in the securities of issuers conducting their principal business activities in any one industry although there is no such limitation with respect to U.S. Government securities or certificates of deposit, bankers' acceptances and interest bearing savings deposits; (2) invest more than 5% of its assets in securities of any one issuer


9


(except the U.S. Government) although with respect to 25% of its total assets it may invest without regard to such limitation; (3) invest more than 5% of its assets in the securities of any issuer (except the U.S. Government) having less than three years of continuous operation or purchase more than 10% of any class of the outstanding securities of any issuer (except the U.S. Government); (4) borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not exceeding 15% of its assets and to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests; (5) mortgage, pledge or hypothecate its assets except to secure such borrowings; or
(6) enter into repurchase agreements, if as a result thereof, more than 10% of ACR's assets would be subject to repurchase agreements not terminable within seven days.

As a matter of operating policy, fundamental policy number (2) would give ACR the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.

ALLIANCE GOVERNMENT RESERVES
The securities in which Alliance Government Reserves ("AGR") invests are: (1) marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities (collectively, the "U.S. Government"), including issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress; and (2) repurchase agreements that are collateralized in full each day by the types of securities listed above. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust Company, AGR's Custodian, and would create a loss to AGR if, in the event of a dealer default, the proceeds from the sale of the collateral were less than the repurchase price. AGR may commit up to 15% of its net assets to the purchase of when-issued U.S. Government securities, whose value may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to AGR. The money market securities in which AGR may invest may have variable or floating rates of interest ("variable rate obligations") as permitted by Rule 2a-7 under the 1940 Act. Variable rate obligations have interest rates which are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the interest rate of the variable rate obligation is tied. Some variable rate obligations allow the holder to demand payment of principal at any time, or at specified intervals. AGR follows Rule 2a-7 with respect to the diversification, quality and maturity of variable rate obligations.

OTHER FUNDAMENTAL INVESTMENT POLICIES
To maintain portfolio diversification and reduce investment risk, AGR may not:
(1) borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not exceeding 10% of its assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and AGR will not purchase any investment while any such borrowings exist; (2) pledge, hypothecate or in any manner transfer, as security for indebtedness, its assets except to secure such borrowings; or (3) enter into repurchase agreements if, as a result thereof, more than 10% of its assets would be subject to repurchase agreements not terminable within seven days.

ALLIANCE TREASURY RESERVES
The securities in which Alliance Treasury Reserves ("ATR") invests are: (1) issues of the U. S. Treasury, such as bills, certificates of indebtedness, notes and bonds; and (2) repurchase agreements that are collateralized in full each day by the types of securities listed above. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New
York) in U.S. Government securities or State Street Bank and Trust Company, ATR's Custodian. For each repurchase agreement, ATR requires continual maintenance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. In the event of a dealer default, ATR might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. ATR may commit up to 15% of its net assets to the purchase of when-issued U.S. Treasury securities. Delivery and payment for when-issued securities takes place after the transaction date. The payment amount and the interest rate that will be received on the securities are fixed on the transaction date. The value of such securities may fluctuate prior to their settlement, thereby creating an unrealized gain or


10


loss to ATR. The money market securities in which ATR may invest may have variable or floating rates of interest ("variable rate obligations") as permitted by Rule 2a-7 under 1940 Act. Variable rate obligations have interest rates which are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the interest rate of the variable rate obligation is tied. Some variable rate obligations allow the holder to demand payment of principal at any time, or at specified intervals. ATR follows Rule 2a-7 with respect to the diversification, quality and maturity of variable rate obligations.

OTHER FUNDAMENTAL INVESTMENT POLICIES
To maintain portfolio diversification and reduce investment risk, ATR may not:
(1) borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not exceeding 10% of its assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and ATR will not purchase any investment while any such borrowings exist; (2) pledge, hypothecate or in any manner transfer, as security for indebtedness, its assets except to secure such borrowings; or (3) enter into repurchase agreements, if as a result thereof, more than 10% of its assets would be subject to repurchase agreements not terminable within seven days.

ALLIANCE MUNICIPAL TRUST
The investment objectives of each Portfolio are safety of principal, liquidity and, to the extent consistent with these objectives, maximum current income that is exempt from income taxation to the extent described below. Except when a Portfolio assumes a temporary defensive position, as a matter of fundamental policy, at least 80% of each Portfolio's total assets will be invested in municipal securities (as opposed to the taxable investments described below). Normally, substantially all of each Portfolio's income will be tax-exempt as described below (e.g., for 1996, 100% of the income of each Portfolio was exempt from Federal income taxes; the Massachusetts Portfolio had not yet been established).

THE GENERAL PORTFOLIO seeks maximum current income that is exempt from Federal income taxes by investing principally in a diversified portfolio of high quality municipal securities. Such income may be subject to state or local income taxes.

THE NEW YORK PORTFOLIO seeks maximum current income that is exempt from Federal, New York state and New York City personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by New York state or its political subdivisions.

THE CALIFORNIA PORTFOLIO seeks maximum current income that is exempt from Federal and California state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the State of California or its political subdivisions.

THE CONNECTICUT PORTFOLIO seeks maximum current income that is exempt from Federal and Connecticut state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the State of Connecticut or its political subdivisions.

THE NEW JERSEY PORTFOLIO seeks maximum current income that is exempt from Federal and New Jersey state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the State of New Jersey or its political subdivisions. The New Jersey Portfolio will invest not less than 80% of its net assets in securities the interest on which is exempt from New Jersey personal income taxes [i.e., New Jersey municipal securities and obligations of the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities")]. In addition, during periods when Alliance Capital Management L.P. (the "Adviser") believes that New Jersey municipal securities that meet the New Jersey Portfolio's standards are not available, it may invest a portion of its assets in securities whose interest payments are only federally tax-exempt.

THE VIRGINIA PORTFOLIO seeks maximum current income that is exempt from Federal and Virginia state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the Commonwealth of Virginia or its political subdivisions.

THE FLORIDA PORTFOLIO seeks maximum current income that is exempt from Federal income tax and State of Florida intangible tax by investing not less than 65% of


11


its total assets in a portfolio of high-quality municipal securities issued by Florida or its political subdivisions.

THE MASSACHUSETTS PORTFOLIO seeks maximum current income that is exempt from Federal and Massachusetts state personal income taxes by investing at least 65% of its total assets in high quality municipal securities issued by the Commonwealth of Massachusetts or its political subdivisions. The Massachusetts Portfolio may invest in restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Trustees, including securities eligible for resale under Rule 144A under the Securities Act of 1933 (the "Securities Act"). Restricted securities are securities subject to contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act.

Each Portfolio of the Fund may invest without limitation in tax-exempt municipal securities subject to the alternative minimum tax (the "AMT").

Under current Federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds," and the proportionate share of any exempt-interest dividends paid by a regulated investment company which receives interest from such specified private activity bonds, will be treated as an item of tax preference for purposes of the AMT imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-exempt, and (2) interest on all tax-exempt obligations will be included in "adjusted current earnings" of corporations for AMT purposes. Such bonds have provided, and may continue to provide, somewhat higher yields than other comparable municipal securities. See below, "Daily Dividends, Other Distributions, Taxes."

There can be no assurance that the Portfolios will achieve their investment objectives. Potential investors in the New York, California, Connecticut, New Jersey, Virginia, Florida and Massachusetts Portfolios should consider the greater risk of the concentration of such Portfolios versus the safety that comes with less concentrated investments and should compare yields available on portfolios of the relevant state's issues with those of more diversified portfolios, including other states' issues, before making an investment decision. The Adviser believes that by maintaining each Portfolio's investments in liquid, short-term, high quality investments, each Portfolio is largely insulated from the credit risks that exist on long-term municipal securities of the relevant state. See the Statement of Additional Information for a more detailed discussion of the financial condition of New York, California, Connecticut, New Jersey, Virginia, Florida and Massachusetts.

MUNICIPAL SECURITIES. The municipal securities in which each Portfolio invests include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

A Portfolio may invest in variable rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Variable rate securities purchased may include participation interests in industrial development bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total assets of more than $1 billion. Each Portfolio will comply with Rule 2a-7 with respect to its investments in variable rate obligations supported by letters of credit.

Each Portfolios' municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's Investors Service, Inc. (Aaa and Aa, MIG 1 and MIG 2, or VMIG 1 and VMIG 2) or Standard & Poor's Corporation (AAA and AA or SP-1 and SP-2), or judged by the Adviser to be of comparable quality. Securities must also meet credit standards applied by the Adviser.

To further enhance the quality and liquidity of the securities in which the Portfolios invest, such securities frequently are supported by credit and liquidity enhancements, such as letters of credit, from third party financial institutions. The Adviser continuously monitors the credit


12


quality of such third parties; however, changes in the credit quality of such a financial institution could cause a Portfolio's investments backed by that institution to lose value and affect a Portfolio's share price.

A Portfolio also may invest in stand-by commitments, which may involve certain expenses and risks, but such commitments are not expected to comprise more than 5% of any Portfolio's net assets. A Portfolio may commit up to 15% of its net assets to the purchase of when-issued securities. The Fund's custodian will maintain, in a separate account of the respective Portfolio, liquid high-grade debt securities having value equal to, or greater than, such when-issued securities. The price of when-issued securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for such securities takes place at a later time. Normally the settlement date occurs from within ten days to one month after the purchase of the issue. The value of when-issued securities may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to a Portfolio.

TAXABLE INVESTMENTS. The taxable investments in which each Portfolio may invest include obligations of the U.S. Government and its agencies, high quality certificates of deposit and bankers' acceptances, prime commercial paper, and repurchase agreements.

OTHER INVESTMENT POLICIES. No Portfolio of the Fund will invest more than 10% of its net assets in illiquid securities (including illiquid restricted securities with respect to the Massachusetts Portfolio). As to these securities, a Portfolio is subject to a risk that should the Portfolio desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected. Illiquid securities may include securities that are not readily marketable and, with respect to the Massachusetts Portfolio, securities subject to legal or contractual restrictions on resale. With respect to the Massachusetts Portfolio, which may invest in restricted securities, restricted securities determined by the Adviser to be liquid will not be treated as "illiquid" for purposes of the restriction on illiquid securities.

The following investment policies are fundamental policies with respect to each applicable Portfolio except the Massachusetts Portfolio which has adopted the applicable restrictions as non-fundamental policies. To reduce investment risk, the General Portfolio may not invest more than 25% of its total assets in municipal securities whose issuers are located in the same state, and no Portfolio may invest more than 25% of its total assets in municipal securities the interest upon which is paid from revenues of similar-type projects; a Portfolio may not invest more than 5% of its total assets in the securities of any one issuer except the U.S. Government, although (i) with respect to 25% of its total assets the General Portfolio may invest up to 10% per issuer, and
(ii) the New York, California, Connecticut, New Jersey, Virginia, Florida and Massachusetts Portfolios may invest 50% of their respective total assets in as few as four issuers (but no more than 25% of total assets in any one issuer); and a Portfolio may not purchase more than 10% of any class of the voting securities of any one issuer except those of the U.S. Government.


PURCHASE AND REDEMPTION OF SHARES
_______________________________________________________________________________

For more information on the purchase and redemption of each Fund's shares, see such Fund's Statement of Additional Information.

The Funds offer a variety of shareholder services. For more information about these services, please call your broker.

PURCHASE OF SHARES

OPENING ACCOUNTS

Instruct DLJDIRECT to use ACR, AGR, ATR, AMT-General, AMT-NY, AMT-CA, AMT-CT, AMT-NJ, AMT-VA, AMT-FL, or AMT-MA in conjunction with your brokerage account.

SUBSEQUENT INVESTMENTS

   A. BY CHECK THROUGH DLJDIRECT

Mail or deliver your check or negotiable draft payable to "Pershing" to DLJDIRECT which will deposit it into the Fund(s). Please indicate your Fund account number on the check or draft.

   B. BY SWEEP

DLJDIRECT has available an automatic "sweep" for the Funds in the operation of brokerage accounts for its customers. Once a week all cash exceeding $100 which has come into your brokerage account from interest and divi- dends paid on your securities held in "street" name is moved into your account.


13


REDEMPTIONS

   A. BY CONTACTING DLJDIRECT

Instruct DLJDIRECT to order a withdrawal from your Fund account to purchase securities or to make payment with a Pershing check either to you or to your designated payee.

   B. BY CHECK-WRITING

Available from your DLJDIRECT account is a checkbook from which you may write checks made payable to any payee in any amount of $100 or more. The maximum amount that a check may be written for will depend upon a combination of your Fund shares, other available cash in your account, and the available margin loan value of securities in your brokerage account if your brokerage account is established as a margin account. First you must fill out the Signature Card which you can obtain from DLJDIRECT. There is no separate charge for the check-writing service. The check-writing service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented for payment.


ADDITIONAL INFORMATION
_______________________________________________________________________________

SHARE PRICE. Shares are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is expected to be constant at $1.00 per share, although this price is not guaranteed. The net asset value of each Fund's shares is determined each business day at 12:00 Noon and 4:00 p.m. (New York time). The net asset value per share of a Fund is calculated by taking the sum of the value of that Fund's investments (amortized cost value is used for this purpose) and any cash or other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

TIMING OF INVESTMENTS AND REDEMPTIONS. The Funds have two transaction times each business day, 12:00 Noon and 4:00 p.m. (New York time). New investments represented by Federal funds or bank wire monies received by State Street Bank at any time during a day prior to 4:00 p.m. are entitled to the full dividend to be paid to shareholders for that day. Shares do not earn dividends on the day a redemption is effected regardless of whether the redemption order is received before or after 12:00 Noon. However, if you wish to have Federal funds wired the same day as your telephone redemption request, make sure that your request will be received by the Fund prior to 12:00 Noon.

During drastic economic or market developments, shareholders might have difficulty in reaching Alliance Fund Services, Inc. by telephone in which event the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown in this prospectus. The Funds reserve the right to suspend or terminate their telephone service at any time without notice. Neither the Funds nor the Adviser, or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests to purchase or sell shares. The Funds will employ reasonable procedures in order to verify that telephone requests are genuine and could be liable for losses arising from unauthorized transactions if it failed to do so. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

Redemption proceeds are normally wired or mailed either the same or the next business day, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions.

DAILY DIVIDENDS, OTHER DISTRIBUTIONS, TAXES. All net income of each Fund is determined each business day at 4:00 p.m. (New York time) and is paid immediately thereafter pro rata to shareholders of that Fund of record via automatic investment in additional full and fractional shares of that Fund in each shareholder's account. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

Net income consists of all accrued interest income on Fund assets less the Fund's expenses applicable to that dividend period. Realized gains and losses are reflected in its net asset value and are not included in net income.

Distributions to you out of tax-exempt interest income earned by each Portfolio of Alliance Municipal Trust are not subject to Federal income tax (other than the AMT),


14


but, in the case of the General Portfolio, may be subject to state or local income taxes. Any exempt interest dividends derived from interest on municipal securities subject to the AMT will be a specific preference item for purposes of the Federal individual and corporate AMT. Distributions to residents of New York out of income earned by the New York Portfolio from New York municipal securities are exempt from New York state and New York City personal income taxes. Distributions to residents of California out of income earned by the California Portfolio from California municipal securities are exempt from California personal income taxes. Distributions to individuals who are residents of Connecticut out of income earned by the Connecticut Portfolio from Connecticut municipal securities are exempt from Connecticut personal income taxes. Distributions to residents of New Jersey out of income earned by the New Jersey Portfolio from New Jersey municipal securities or U.S. Government Securities are exempt from New Jersey state personal income taxes. Distributions from the New Jersey Portfolio are, however, subject to the New Jersey Corporation Business (Franchise) Tax and the New Jersey Corporation Income Tax payable by corporate shareholders. Distributions to residents of Virginia out of income earned by the Virginia Portfolio from Virginia municipal securities or obligations of the United States or any authority, commission or instrumentality of the United States are exempt from Virginia individual, estate, trust, or corporate income tax. Dividends paid by the Florida Portfolio to individual Florida shareholders will not be subject to Florida income tax, which is imposed only on corporations. However, Florida currently imposes an "intangible tax" at the rate of $2.00 per $1,000 taxable value of certain securities, such as shares of the Portfolio, and other intangible assets owned by Florida residents. U.S. Government securities and Florida municipal securities are exempt from this intangible tax. It is anticipated that the Florida Portfolio shares will qualify for exemption from the Florida intangible tax. In order to so qualify, the Florida Portfolio must, among other things, have its entire portfolio invested in U.S. Government securities and Florida municipal securities on December 31 of any year. Exempt-interest dividends paid by the Florida Portfolio to corporate shareholders will be subject to Florida corporate income tax. Distributions to residents of Massachusetts out of interest earned by the Massachusetts Portfolio from Massachusetts municipal securities are exempt from Massachusetts state personal income taxes. Distributions out of taxable interest income, other investment income, and short-term capital gains are taxable to you as ordinary income and distributions of long-term capital gains, if any, are taxable as long-term capital gains irrespective of the length of time you may have held your shares. Distributions of short and long-term capital gains, if any, are normally made near year-end. Each year shortly after December 31, the Funds will send you tax information stating the amount and type of all its distributions for the year just ended.

THE ADVISER. Each Fund retains Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105 under separate Advisory Agreements to provide investment advice and, in general, to supervise its management and investment program, subject to the general control of the Trustees of each Fund. For the fiscal year ended June 30, 1997, ACR, AGR, ATR, AMT-General, AMT-NY, AMT-CA, AMT-CT, AMT-NJ, AMT-VA and AMT-Fl, each paid the Adviser an advisory fee at an annual rate of .47, .48, .49, .50, .41, .50, .30, .33, .25 and .15 of 1%, respectively, of the average daily value of the respective Portfolio's net assets. For the period ended June 30, 1997, the Adviser waived the advisory fee for AMT-MA.

The Adviser is a leading international investment manager, supervising client accounts with assets as of September 30, 1997 totaling more than $217 billion (of which more than $81 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit plans, public employee retirement plans, insurance companies, banks, foundations and endowment funds. The 54 registered investment companies managed by the Adviser comprising 116 separate investment portfolios currently have over two million shareholders. As of September 30, 1997, the Adviser was retained as an investment manager of employee benefit fund assets for 28 of the Fortune 100 companies.

Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, one of the largest life insurance companies in the United States, which is a wholly owned subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA, a French insurance holding company. Certain information concerning the ownership


15


and control of Equitable by AXA is set forth in each Fund's Statement of Additional Information under "Management of the Fund."

Under a Distribution Services Agreement (the "Agreement"), each Fund pays the Adviser at a maximum annual rate of .25 of 1% of the Fund's aggregate average daily net assets. For the period ended June 30, 1997, ACR, AGR, ATR, AMT-General, AMT-NY, AMT-CA, AMT-CT, AMT-NJ, AMT-VA and AMT-FL each paid the Adviser a distribution services fee at an annual rate of .25, .25, .11, .25,
 .15, .22, .15, .15, .15 and .15 of 1%, respectively, of the average daily value of the net assets of each Portfolio. For the period ended June 30, 1997, the distribution payment was waived for AMT-MA. Substantially all such monies (together with significant amounts from the Adviser's own resources) are paid by the Adviser to broker-dealers and other financial intermediaries for their distribution assistance and to banks and other depository institutions for administrative and accounting services provided to the Funds, with any remaining amounts being used to partially defray other expenses incurred by the Adviser in distributing the Funds' shares. The Funds believe that the administrative services provided by depository institutions are permissible activities under present banking laws and regulations and will take appropriate actions (which should not adversely affect the Funds or their shareholders) in the future to maintain such legal conformity should any changes in, or interpretations of, such laws or regulations occur.

The Adviser will reimburse each Fund to the extent that aggregate operating expenses of that Fund (including the Adviser's fee and expenses incurred under the Agreement) exceed 1% of its average daily net assets for any fiscal year.

CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR. State Street Bank and Trust Company, P.O. Box 1912, Boston, MA 02105, is the Funds' Custodian. Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, NJ 07096-1520 and Alliance Fund Distributors, Inc., 1345 Avenue of the Americas, New York, NY 10105, are the Funds' Transfer Agent and Distributor, respectively. The transfer agent charges a fee for its services.

FUND ORGANIZATION. AGR and ATR are series of Alliance Government Reserves which is a diversified open-end management investment company registered under the 1940 Act. The Fund was reorganized as a Massachusetts business trust in October 1984, having previously been a Maryland corporation since its formation in December 1978. ACR and Alliance Money Reserves (not offered by this prospectus) are series of Alliance Capital Reserves, a diversified open-end management investment company registered under the 1940 Act. The Fund was reorganized as a Massachusetts business trust in October 1984, having previously been a Maryland corporation since its formation in April 1978. AMT-General is a diversified, and AMT-NY, AMT-CA, AMT-CT, AMT-NJ, AMT-VA, AMT-FL and AMT-MA are non-diversified series of Alliance Municipal Trust, which is also an open-end management investment company registered under the 1940 Act. The Fund was reorganized as a Massachusetts business trust in April 1985, having previously been a Maryland corporation since its formation in January 1983. Each Fund's activities are supervised by its Trustees. Normally, shares of each series of Alliance Municipal Trust, Alliance Government Reserves and Alliance Capital Reserves are entitled to one vote per share, and vote as a single series, on matters that affect each series in substantially the same manner. Massachusetts law does not require annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when required by Federal law. Shareholders have available certain procedures for the removal of Trustees.

REPORTS. You receive semi-annual and annual reports for your Fund as well as a monthly summary of your account.

Since this prospectus sets forth information about all the Funds, it is theoretically possible that a Fund might be liable for any materially inaccurate or incomplete disclosure in this prospectus concerning another Fund. Based on the advice of counsel, however, the Funds believe that the potential liability of each Fund with respect to the disclosure in this prospectus extends only to the disclosure relating to that Fund.


16